Average Annual Total Returns	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg U.S. Aggregate Bond Index Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index One Year		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Five Years		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Life of Fund		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Ten Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Inception Date	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index One Year	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Ten Years
Total	7.51%	4.43%	3.20%	16.25%	12.25%	10.81%	11.73%	[1]	7.80%	[1]	6.90%	[1]	3.83%	5.71%	6.07%	Sep. 30, 2011	3.23%	5.16%	5.65%	2.88%	4.59%	4.99%	7.76%	6.06%	5.88%	Sep. 30, 2011	9.82%	7.14%	6.95%	16.25%	12.25%	9.12%	10.07%	9.97%	8.39%	Oct. 12, 2010	9.54%	8.82%	7.70%	6.51%	7.97%	6.93%	14.27%	10.32%	8.16%	Oct. 12, 2010	16.48%	11.43%	9.24%	Oct. 12, 2010	28.17%	15.40%	8.05%	18.49%	14.85%	7.48%	16.23%	13.36%	6.55%	13.02%	12.15%	6.11%	23.26%	15.27%	7.30%	25.55%	16.43%	8.37%	13.52%	9.86%	13.44%	18.40%	15.21%	13.88%	7.05%	7.18%	13.06%	5.56%	5.72%	10.73%	5.67%	5.49%	10.26%	11.15%	7.50%	12.81%	13.35%	8.61%	13.96%	12.73%	8.07%	13.39%

[1]	The blended index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Management Fees reflect a fee reduction to the Fund’s investment advisory agreement effective October 1, 2021, and Management Fees have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year.